Equity-Accounted Investees - Narrative (Detail) - USD ($) $ in Millions		12 Months Ended
	Mar. 29, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of equity-accounted investees [line items]
Profit/(loss) on disposal of assets		$ 8.5	$ (0.2)	$ 1.2
Proceeds on disposal of investments		$ 19.2	$ 22.9	$ 112.6
Asanko Gold Ghana Limited
Disclosure of equity-accounted investees [line items]
Interest in joint venture	45.00%
Government ownership percentage	10.00%
Shika Group Finance Limited
Disclosure of equity-accounted investees [line items]
Interest in joint venture	50.00%
Adansi Gold Company Ghana Limited
Disclosure of equity-accounted investees [line items]
Interest in joint venture	50.00%
Far Southeast Gold Resources Incorporated ("FSE")
Disclosure of equity-accounted investees [line items]
Interest in joint venture		40.00%	40.00%	40.00%
Remaining percentage of ownership not yet exercised		20.00%
Lepanto Consolidated Mining Company
Disclosure of equity-accounted investees [line items]
Interest in joint venture		60.00%
Maverix Metals Incorporated ("Maverix")
Disclosure of equity-accounted investees [line items]
Listed associates, group beneficial interest		0.00%	0.00%
The sale of the shares raised				$ 66.8
Profit/(loss) on disposal of assets				14.6
Disposal of associates				33.8
Derecognition Fair value of Investment				$ 19.2
Common share purchase warrants		0	4,125,000	4,125,000
Percentage of ownership on diluted basis				3.68%
Payments for exercise of warrants		$ 9.9
Proceeds on disposal of investments		$ 18.8